Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Millions, shares in Millions	Issued Share Capital	Share Premium Account	Retained Earnings	Other Undominated Capital	Other Reserves - Hedging	Other reserves	Total
Beginning Balance at Mar. 31, 2020	€ 6.5	€ 738.5	€ 4,245.0	€ 3.5	€ (111.3)	€ 32.3	€ 4,914.5
Beginning Balance, Shares at Mar. 31, 2020	1,089.2
Profit/(loss) for the year			(1,015.1)				(1,015.1)
Other comprehensive (loss)/income
Net movements in cash-flow reserve					322.6		322.6
Total other comprehensive (loss)/income for the year, net of income tax					322.6		322.6
Total comprehensive income/(loss) for the year - all attributable to equity holders of parent			(1,015.1)		322.6		(692.5)
Issue of ordinary equity shares	€ 0.2	423.1	(2.3)				421.0
Issue of ordinary equity shares (in shares)	38.9
Share-based payments						3.6	3.6
Dividend paid							0.0
Transfer of exercised and expired share based awards			4.7			(4.7)
Ending Balance at Mar. 31, 2021	€ 6.7	1,161.6	3,232.3	3.5	211.3	31.2	4,646.6
Ending Balance, Shares at Mar. 31, 2021	1,128.1
Profit/(loss) for the year			(240.8)				(240.8)
Other comprehensive (loss)/income
Net movements in cash-flow reserve					1,084.1		1,084.1
Total other comprehensive (loss)/income for the year, net of income tax					1,084.1		1,084.1
Total comprehensive income/(loss) for the year - all attributable to equity holders of parent			(240.8)		1,084.1		843.3
Issue of ordinary equity shares	€ 0.1	112.2	(65.5)				46.8
Issue of ordinary equity shares (in shares)	6.5
Share-based payments						8.6	8.6
Dividend paid							0.0
Additional share premium on the allotment of shares		54.4	(54.4)
Transfer of exercised and expired share based awards			9.3			(9.3)
Ending Balance at Mar. 31, 2022	€ 6.8	1,328.2	2,880.9	3.5	1,295.4	30.5	5,545.3
Ending Balance, Shares at Mar. 31, 2022	1,134.6
Profit/(loss) for the year			1,313.8				1,313.8
Other comprehensive (loss)/income
Net movements in cash-flow reserve					(1,264.0)		(1,264.0)
Total other comprehensive (loss)/income for the year, net of income tax					(1,264.0)		(1,264.0)
Total comprehensive income/(loss) for the year - all attributable to equity holders of parent			1,313.8		(1,264.0)		49.8
Issue of ordinary equity shares	€ 0.1	51.7	(20.1)				31.7
Issue of ordinary equity shares (in shares)	4.1
Share-based payments						16.2	16.2
Dividend paid							0.0
Transfer of exercised and expired share based awards			5.4			(5.4)
Ending Balance at Mar. 31, 2023	€ 6.9	€ 1,379.9	€ 4,180.0	€ 3.5	€ 31.4	€ 41.3	€ 5,643.0
Ending Balance, Shares at Mar. 31, 2023	1,138.7